EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY
EQUITY

14.EQUITY

Ordinary shares

On September 14, 2023, the Group effected a share consolidation at a ratio of one-for-fifteenth (15) ordinary shares with a par value of US$0.00005 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US$0.00075 (“the First Share Consolidation”).

On October 25, 2024, the Group effected a share consolidation at a ratio of one-for-sixty (60) ordinary shares with a par value of US $0.00075 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US $0.0045 (“the Second Share Consolidation”). In addition, the Group also effected an increase in authorized share capital from $500,000 to $36,500,000, and a redesignation of ordinary shares into two-class ordinary shares.

Following the First and Second Share Consolidation, increase in authorized share capital and redesination of Class A and Class B Ordinary Shares, the authorized share capital of the Group to be US $36,500,000 divided into 796,106,500 Class A Ordinary Shares and 15,000,000 Class B Ordinary Shares, each at a par value of US$0.0045 per share, and 333,738 preferred shares, including (a) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (b) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (c) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (d) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (e) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (f) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each, and (h) 71,733 Series K convertible preferred shares of a par value of US$0.00075 each.

The Group believed that it was appropriate to reflect the transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Group has retroactively adjusted all share and per share data for all periods presented.

As of December 31, 2024, there were 5,489,162 Class A Ordinary Shares and 1,100,000 Class B Ordinary Shares (after the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024) issued and outstanding, respectively. As of December 31, 2023, there were 830,109 Class A Ordinary Shares and nil Class B Ordinary Shares (after the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024) issued and outstanding, respectively.

Preferred shares

Series D Preferred Shares

On March 31, 2021, KAH closed a securities purchase agreement with Moatable, Inc. (the “Holder”) a. Pursuant to the agreement, the Holder invested $6,000 in the Group in exchange for 6,000 shares of newly designated Series D convertible preferred shares (the “Series D Preferred Shares”) of KAH. The preferred shares and ordinary shares underlying the warrants are not subject to stock split. Major terms of the Series D Preferred Shares are as follows:

Conversion Rights: Series D preferred shares are convertible into 2,000,000 ordinary shares of KAH’s at a conversion price of $3.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after April 8, 2021 at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, KAH may deliver a notice to the Holders of its irrevocable option to redeem some or all of the then outstanding Series D Preferred Shares at any time after March 30, 2022. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series D Preferred Shares.

The Series D Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control. The Group has issued 6,000 convertible preferred shares and received $6,000 in April 8, 2021.

14.EQUITY (CONTINUED)

Series F Preferred Shares

On December 28, 2022, KAG closed a securities purchase agreement with Stanley Star Group Inc. (the “Holder”). On March 24, 2023, KAG and Stanley Star entered into an amendment to the supplement agreement that modified specific terms of the $50 million preferred stock issued by the Group to Stanley Star. The Group issued 50,000 convertible preferred shares of the Group to Stanley Star as part of consideration of the divestment of the Disposal group (Note 3). The preferred shares and ordinary shares underlying the warrants are not subject to stock split. Major terms of the Series F Preferred Shares are as follows:

Conversion Rights: Series F preferred shares are convertible into 555,555 ordinary shares (after the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series F Preferred Shares at any time after January 1, 2023. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series F Preferred Shares.

The Series F Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control.

In November 2023 and October 2024, KAH issued 116,667 and 500,000 ordinary shares (after the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024), respectively, to Stanley Star. As of December 31, 2024, the Company has settled the 7,500 Series F Preferred Shares with 42,500 Series F Preferred Shares outstanding.

Series G Preferred Shares

In connection with disposal of KAG in June 2023 (Note 3), on May 20, 204, KAG issued 12,800 Series G convertible preferred shares, at fair value of $1,996, to the purchaser of KAG to partially settle the outstanding liabilities.

Conversion Rights: Series G preferred shares are convertible into 213,333 ordinary shares (after the the Second Share Consolidation effected in October 2024) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series G Preferred Shares at any time after May 20, 2024. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series G Preferred Shares.

The Series G Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control.

14.EQUITY(CONTINUED)

Series H Preferred Shares

In May 2024, the Company issued 7,366 Series H convertible preferred shares to dealers to settle sales incentive of $571 and $417, respectively, incurred for the year of 2024 and 2023.

Conversion Rights: Series H preferred shares are convertible into 123 ordinary shares (after the the Second Share Consolidation effected in October 2024) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series H Preferred Shares at any time after May 20, 2024. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series H Preferred Shares.

The Series H Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control.

Warrants

Issuance of ordinary shares and 2023 warrants

On November 7, 2023, KAH closed a securities purchase agreement with Mr. Long Li, Hermann Limited and Aslan Family Limited (the “Investors”), pursuant to which the Group issued the Investors (i) an aggregate of 175,000 Class A Ordinary Shares (after the the Second Share Consolidation effected in October 2024) of the Group, par value of US$0.0045 per share, at a purchase price of US$52.20 per share (the “Purchase Shares”), and (ii) the warrants to purchase up to 175,000 shares of the Class A Ordinary Shares (after the the Second Share Consolidation effected in October 2024) of the Group at an exercise price of US$60.00 per warrant (the “2023 Warrants”). Each of the Investors will purchase 58,333 of the Purchase Shares (after the the Second Share Consolidation effected in October 2024) and 58,333 of the Warrants (after the the Second Share Consolidation effected in October 2024). The 2023 Warrants will be exercisable immediately commencing on the closing date of the Securities Purchase Agreement and will expire on the second anniversary of November 7, 2023. On November 11, 2023, the Group and the Investors entered into an amendment to the Securities Purchase Agreement pursuant to which the Purchase Price of the shares is adjusted from $52.20 per share to $108.00 per share and the exercise price of the Warrants is adjusted from US$60.00 per share to US$108.00 per share.

As of November 7, 2023
2023 Warrant
Risk-free rate of return	4.37%
Estimated volatility rate	53.29%
Dividend yield	0%
Spot price of underling ordinary share	52.80
Exercise price	$108.00
Fair value of warrant	$926

14.EQUITY(CONTINUED)

Issuance of ordinary shares and 2022 warrants

In January 2022, Suzhou government and its partners planned to invest RMB100 million (approximately $15.4 million) to the Group to support the electronic vehicles business. The Group received the first instalment of RMB 30 million (approximately $4.6 million) in February 2022. In return, the Group issued 4,896 ordinary shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1) to Derong Group Limited (“Derong”), the entity designed by Suzhou government. In addition, the Group issued 6,500,000 warrant shares (“2022 Warrant) to Discover Flux Ltd, a warrant holder designated by Derong on July 3, 2022. Discover Flux Ltd has right to subscribe for the Group’s ordinary shares at an exercise price of $15.00 per share (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1). The warrant shares were classified as equity and measured at relative fair value of $1,417 using the Black-Scholes pricing model. The portion of the proceeds of $3,298 was allocated to the issued ordinary shares.

The Group paid issuance cost of $1,575 upon receipt of the first instalment of RMB 30 million. The issuance cost was calculated on a fixed percentage of planned investment of RMB 100 million. Accordingly, the Group allocated 30% of the issuance cost, or $472, to the warrant shares and ordinary shares based on their relative fair value. The issuance cost of $472 was reduced against additional paid-in capital. The Group recorded the remaining 70% of the issuance cost, or $1,103 as general and administrative expenses in the consolidated statements of operations and comprehensive loss due to the uncertainty of the remaining investment of RMB 70 million.

In November 2023, the Group issued 6,500,000 ordinary shares to redeem the warrants from Discover Flux Ltd. The fair value of the warrants as of July 3, 2022 were calculated using the Black-Scholes pricing model with the following assumptions:

As of July 3, 2022
2022 Warrant
Risk-free rate of return	2.60%
Estimated volatility rate	57.21%
Dividend yield	0%
Spot price of underling ordinary share	1.035
Exercise price	$1
Fair value of warrant	$2,027

Statutory reserve and restricted net assets

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE entities located in the PRC, are required to provide for certain statutory reserves. The statutory reserve fund required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Group is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC subsidiary only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Group’s PRC subsidiary is restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of paid-in-capital and statutory reserve of Group’s PRC subsidiary, were $107,222 and $118,909 as of December 31, 2024 and 2023, respectively.